Basis of preparation of the consolidated financial statements (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary 1 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	BM Insurance Company Limited ("BM Insurance")
Headquarters	Bermuda
Functional currency	US
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 2 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Argentina S.A. (“Braskem Argentina”)
Headquarters	Argentina
Functional currency	ARS
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 3 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Finance Limited (“Braskem Finance”)
Headquarters	Cayman Islands
Functional currency	US
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 4 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Mexico, S. de RL de C.V. ("Braskem México")
Headquarters	Mexico
Functional currency	MXN
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 5 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Netherlands B.V. ("Braskem Netherlands")
Headquarters	Netherlands
Functional currency	US
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 6 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Petroquímica Chile Ltda. (“Braskem Chile”)
Headquarters	Chile
Functional currency	CLP
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 7 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Oxygea Ventures Ltda. ("Oxygea")
Headquarters	Brazil
Functional currency	R
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 8 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Cetrel
Headquarters	Brazil
Functional currency	R
Total and voting interest		63.70%	63.70%
Subsidiary 9 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Voqen Energia Ltda. ("Voqen")
Headquarters	Brazil
Functional currency	R
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 10 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Wise Plásticos Ltda ("Wise")
Headquarters	Brazil
Functional currency	R
Total and voting interest	61.10%	61.10%
Subsidiary 11 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Fdo. Invest. Caixa Júpiter Multimercado Crédito Privado ("FIM Júpiter")
Headquarters	Brazil
Functional currency	R
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 12 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Fdo. Invest. Santander Netuno Multimercado Crédito Privado ("FIM Netuno")
Headquarters	Brazil
Functional currency	R
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 13 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Green S.A. ("Braskem Green")
Headquarters	Brazil
Functional currency	R
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 14 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem America, Inc. (“Braskem America”)
Headquarters	USA
Functional currency	US
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 15 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Europe GmbH ("Braskem Europe")
Headquarters	Germany
Functional currency	EUR
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 16 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Idesa
Headquarters	Mexico
Functional currency	MXN
Total and voting interest	75.00%	75.00%	75.00%
Subsidiary 17 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")
Headquarters	Mexico
Functional currency	MXN
Total and voting interest	75.00%	75.00%	75.00%
Subsidiary 18 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem India Private Limited ("Braskem India")
Headquarters	India
Functional currency	INR
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 19 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")
Headquarters	Mexico
Functional currency	MXN
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 20 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")
Headquarters	Mexico
Functional currency	MXN
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 21 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Netherlands Finance B.V. (“Braskem Netherlands Finance”)
Headquarters	Netherlands
Functional currency	US
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 22 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Netherlands Green B.V. (“Braskem Netherlands Green”)
Headquarters	Netherlands
Functional currency	US
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 23 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Netherlands INC. B.V. ("Braskem Netherlands INC")
Headquarters	Netherlands
Functional currency	US
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 24 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Siam Company Limited (“Braskem Siam”)
Headquarters	Thailand
Functional currency	US
Total and voting interest	51.00%	51.00%
Subsidiary 25 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Braskem Trading & Shipping B.V. ("BTS")
Headquarters	Netherlands
Functional currency	US
Total and voting interest	100.00%	100.00%	100.00%
Subsidiary 26 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Distribuidora de Água Camaçari S.A. ("DAC")
Headquarters	Brazil
Functional currency	R
Total and voting interest		63.70%	63.70%
Subsidiary 27 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	B&TC B.V. ("B&TC")
Headquarters	Netherlands
Functional currency	EUR
Total and voting interest	60.00%	60.00%	60.00%
Subsidiary 28 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	ER Plastics B.V. ("ER Plastics")
Headquarters	Netherlands
Functional currency	EUR
Total and voting interest	60.00%	60.00%	60.00%
Subsidiary 29 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Terminal Química Puerto México ("Terminal Química")
Headquarters	Mexico
Functional currency	US
Total and voting interest	37.50%	37.50%	37.50%